Investment Strategy	Aug. 20, 2026
Subversive Congressional Democrats Trading ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the second paragraph in each Fund’s “Principal Investment Strategies” section in each Fund’s Summary Prospectus and the Prospectus is deleted and replaced with the following:

Members of Congress are permitted to actively trade stocks, options and other financial assets, including securities of companies that may be affected by the outcomes of legislative and executive meetings in which those members of the U.S. Congress participated and may have gained non-public information.

The following sentence is added as the new last sentence to the second paragraph in each Fund’s “Principal Investment Strategies” section in each Fund’s Summary Prospectus and the Prospectus:

A list of U.S. Congresspeople is included in Appendix A to the Prospectus.

Subversive Congressional Republicans Trading ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the second paragraph in each Fund’s “Principal Investment Strategies” section in each Fund’s Summary Prospectus and the Prospectus is deleted and replaced with the following:

Members of Congress are permitted to actively trade stocks, options and other financial assets, including securities of companies that may be affected by the outcomes of legislative and executive meetings in which those members of the U.S. Congress participated and may have gained non-public information.

The following sentence is added as the new last sentence to the second paragraph in each Fund’s “Principal Investment Strategies” section in each Fund’s Summary Prospectus and the Prospectus:

A list of U.S. Congresspeople is included in Appendix A to the Prospectus.